Basis Of Presentaton And Summary Of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) SEGMENT	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) SEGMENT	Dec. 31, 2020 USD ($) SEGMENT
Accounting Policies [Line Items]
Number of operating segments | SEGMENT	1		1	1
Finite lived intangible assets useful lives			8 years
Impairment of long lived assets	$ 0	$ 0	$ 0	$ 0
Virage Recovery Master LP [Member] | Servicing Agreement [Member]
Accounting Policies [Line Items]
Reserved for the payment of service fees	$ 20,500,000		$ 30,700,000
Claims Recovery Rights [Member]
Accounting Policies [Line Items]
Finite lived intangible assets useful lives	8 years
Minimum [Member]
Accounting Policies [Line Items]
Equity method investments ownership percentage	20.00%		20.00%
Equity method ownership percentage for entities that track separate capital accounts	3.00%		3.00%
Maximum [Member]
Accounting Policies [Line Items]
Equity method investments ownership percentage			20.00%	20.00%
Equity method ownership percentage for entities that track separate capital accounts	5.00%		5.00%
Fair Value, Inputs, Level 2 [Member]
Accounting Policies [Line Items]
Assets at fair value	$ 0		$ 0	$ 0
Liabilities at fair value	0		0	0
Fair Value, Inputs, Level 3 [Member]
Accounting Policies [Line Items]
Assets at fair value	0		0	0
Liabilities at fair value	$ 0		$ 0	$ 0